Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)
This caption is comprised of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,248,183	1,202,017	1,104,822
Taxes and contributions	83,454	77,202	64,008
Rental expenses (c) and Note 8(e)	5,317	9,643	10,958
Total	1,336,954	1,288,862	1,179,788